VIRTUS Silvant Large-Cap Growth Stock Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—94.0%
Communication Services—9.6%
Alphabet, Inc. Class A(1)	37,814	$ 3,922
Alphabet, Inc. Class C(1)	39,073	4,064
Meta Platforms, Inc. Class A(1)	10,415	2,207
Snap, Inc. Class A(1)	8,261	93
		10,286

Consumer Discretionary—13.7%
Amazon.com, Inc.(1)	55,120	5,693
Booking Holdings, Inc.(1)	491	1,302
Chipotle Mexican Grill, Inc. Class A(1)	580	991
DraftKings, Inc. Class A(1)	25,061	485
Las Vegas Sands Corp.(1)	13,198	758
Lululemon Athletica, Inc.(1)	1,692	616
MercadoLibre, Inc.(1)	238	314
O’Reilly Automotive, Inc.(1)	1,983	1,684
Royal Caribbean Cruises Ltd.(1)	10,996	718
Tesla, Inc.(1)	3,243	673
TJX Cos., Inc. (The)	19,003	1,489
		14,723

Consumer Staples—3.7%
Colgate-Palmolive Co.	6,034	453
Costco Wholesale Corp.	4,165	2,070
Estee Lauder Cos., Inc. (The) Class A	5,896	1,453
		3,976

Financials—8.9%
American Express Co.	6,748	1,113
Mastercard, Inc. Class A	6,774	2,462
S&P Global, Inc.	3,990	1,376
Visa, Inc. Class A	16,935	3,818
Wells Fargo & Co.	20,124	752
		9,521

Health Care—12.4%
Bristol-Myers Squibb Co.	14,610	1,013
	Shares	Value

Health Care—continued
Dexcom, Inc.(1)	10,914	$ 1,268
Edwards Lifesciences Corp.(1)	8,931	739
Eli Lilly & Co.	9,043	3,106
Exact Sciences Corp.(1)	7,431	504
Insulet Corp.(1)	1,657	528
Intuitive Surgical, Inc.(1)	4,049	1,034
Mettler-Toledo International, Inc.(1)	984	1,506
Natera, Inc.(1)	6,912	384
Thermo Fisher Scientific, Inc.	1,432	825
UnitedHealth Group, Inc.	5,024	2,374
		13,281

Industrials—4.3%
Boeing Co. (The)(1)	8,051	1,710
Deere & Co.	2,067	854
Emerson Electric Co.	6,587	574
Fair Isaac Corp.(1)	713	501
General Electric Co.	5,649	540
Honeywell International, Inc.	1,921	367
		4,546

Information Technology—40.5%
Apple, Inc.	90,700	14,956
Applied Materials, Inc.	14,384	1,767
ASML Holding N.V. Registered Shares	633	431
Autodesk, Inc.(1)	5,792	1,206
DocuSign, Inc. Class A(1)	2,375	138
Five9, Inc.(1)	3,789	274
Microsoft Corp.	44,865	12,935
NVIDIA Corp.	22,647	6,291
Paycom Software, Inc.(1)	1,915	582
QUALCOMM, Inc.	12,784	1,631
Roper Technologies, Inc.	1,192	525
Salesforce, Inc.(1)	6,395	1,278
SentinelOne, Inc. Class A(1)	14,425	236
Workday, Inc. Class A(1)	5,700	1,177
		43,427

	Shares	Value

Materials—0.9%
Air Products & Chemicals, Inc.	1,834	$ 527
Vulcan Materials Co.	2,781	477
		1,004

Total Common Stocks (Identified Cost $36,664)		100,764

Total Long-Term Investments—94.0% (Identified Cost $36,664)		100,764

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(2)	661,315	661
Total Short-Term Investment (Identified Cost $661)		661

TOTAL INVESTMENTS—94.6% (Identified Cost $37,325)		$101,425
Other assets and liabilities, net—5.4%		5,774
NET ASSETS—100.0%		$107,199

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$100,764	$100,764
Money Market Mutual Fund	661	661
Total Investments	$101,425	$101,425
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Silvant Large-Cap Growth Stock Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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